Investment Property - Summary of Income and Expenses from Investment Properties (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Rental Income From Investment Property Net Of Direct Operating Expense [Abstract]
Income derived from rental income from investment properties	$ 114,879	$ 88,179	$ 131,531
Direct operating expenses from investment properties that generate rental income	(12,125)	(19,837)	(18,551)
Total	$ 102,754	$ 68,342	$ 112,980